Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 Ratio	Dec. 31, 2010
Investments
Preferred stock to common stock conversion ratio	2
Impairment of long-term investment	$ 11,612,000
Investment accounted for under the equity method		1,000,000
Equity method losses	(800,000)	(1,000,000)
Fisker
Investments
Impairment of long-term investment	11,600,000
Investment accounted for under the cost method	8,900,000	20,500,000
Investment accounted for under the equity method	$ 3,000,000